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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               ----------------
   This Amendment (Check only one.): [ ]  is a restatement
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Cincinnati Casualty Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth S. Miller
Title:   Sr. Vice President
Phone:   (513) 870-2633

Signature, Place and Date of Signing:

    /s/ Kenneth S. Miller           Fairfield, Ohio       February 15, 2004
    ---------------------           ---------------       -----------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                     1
                                                  -------

Form 13F Information Table Entry Total:              11
                                                  -------

Form 13F Information Table Value Total:           164,106
                                                  -------

List of Other Included Managers:
01 Cincinnati Financial Corporation 13F File No.____________












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
                                             COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5   SH/PRN     PUT/CALL
                                          TITLE OF CLASS    CUSIP      FMV (000)       SHARES
ALLTEL CORP                                    Common     020039103       6,403         137,470    SH

CINERGY CORP                                   Common     172474108       4,948         127,500    SH

EXXON MOBIL CORPORATION                        Common     30231G102      21,320         520,000    SH

FIFTH THIRD BANCORP                            Common     316773100      83,921       1,419,979    SH

GENERAL ELECTRIC CO.                           Common     369604103         775          25,000    SH

GENUINE PARTS CO                               Common     372460105         498          15,000    SH

JOHNSON & JOHNSON                              Common     478160104       1,292          25,000    SH

NATIONAL CITY CORPORATION                      Common     635405103       9,320         274,612    SH

PROCTER & GAMBLE CORPORATION                   Common     742718109      12,485         125,000    SH

WELLS FARGO & CO                               Common     949746101      12,956         220,000    SH

WYETH                                          Common     983024100      10,188         240,000    SH
                                                                        164,106       3,129,561



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
                                              Colunm 6     Colunm 7     Colunm 8       Shared    None
                  ISSUER                   INVESTMENT DIS  OTH MGRS       SOLE
ALLTEL CORP                                    SHARED         01                         6,403     -

CINERGY CORP                                   SHARED         01                         4,948     -

EXXON MOBIL CORPORATION                        SHARED         01                        21,320     -

FIFTH THIRD BANCORP                            SHARED         01                        83,921     -

GENERAL ELECTRIC CO.                           SHARED         01                           775     -

GENUINE PARTS CO                               SHARED         01                           498     -

JOHNSON & JOHNSON                              SHARED         01                         1,292     -

NATIONAL CITY CORPORATION                      SHARED         01                         9,320     -

PROCTER & GAMBLE CORPORATION                   SHARED         01                        12,485     -

WELLS FARGO & CO                               SHARED         01                        12,956     -

WYETH                                          SHARED         01                        10,188     -
                                                                                       164,106





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